Stock-Based Compensation - Stock Options Outstanding Additional Information (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options, Shares (in shares) | shares	2,838,285
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	2 years
Outstanding Options, Weighted-Average Exercise Price (in dollars per share)	$ 45.28
Exercisable Options, Shares (in shares) | shares	2,838,285
Exercisable Options, Weighted-Average Exercise Price (in dollars per share)	$ 45.28
$35.01—$40.00
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices (in dollars per share)	35.01
Upper range limit of Exercise Prices (in dollars per share)	$ 40.00
Outstanding Options, Shares (in shares) | shares	1,008,046
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	2 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price (in dollars per share)	$ 39.49
Exercisable Options, Shares (in shares) | shares	1,008,046
Exercisable Options, Weighted-Average Exercise Price (in dollars per share)	$ 39.49
$40.01—$45.00
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices (in dollars per share)	40.01
Upper range limit of Exercise Prices (in dollars per share)	$ 45.00
Outstanding Options, Shares (in shares) | shares	988,880
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	9 months 18 days
Outstanding Options, Weighted-Average Exercise Price (in dollars per share)	$ 42.95
Exercisable Options, Shares (in shares) | shares	988,880
Exercisable Options, Weighted-Average Exercise Price (in dollars per share)	$ 42.95
$45.01—$50.00
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices (in dollars per share)	45.01
Upper range limit of Exercise Prices (in dollars per share)	50.00
$50.01—$55.01
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices (in dollars per share)	50.01
Upper range limit of Exercise Prices (in dollars per share)	$ 55.01
Outstanding Options, Shares (in shares) | shares	841,359
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	3 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price (in dollars per share)	$ 54.96
Exercisable Options, Shares (in shares) | shares	841,359
Exercisable Options, Weighted-Average Exercise Price (in dollars per share)	$ 54.96